1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies Tables
Reconciliations of the amounts used in the computation of both basic earnings per common share and diluted earnings per common share

For the year ended December 31, 2017
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$10,268	5,988,183	$1.71
Effect of dilutive securities:
Restricted stock units	-	74,667
Diluted earnings per share	$10,268	6,062,850	$1.69

For the year ended December 31, 2016
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$9,177	6,024,970	$1.53
Effect of dilutive securities:
Restricted stock units	-	77,807
Diluted earnings per share	$9,177	6,102,777	$1.50

For the year ended December 31, 2015
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$9,633	6,115,159	$1.57
Effect of dilutive securities:
Restricted stock units	-	52,749
Diluted earnings per share	$9,633	6,167,908	$1.56